Derivative financial instruments and Short positions (Details 7) - Fair Value Hedge Hedge Structure [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Hedge Structure Effective Portion Accumulated [Member]
IfrsStatementLineItems [Line Items]
Government Bonds (LTN, NTN-F)			R$ 3,756,394
Trade Finance Off		(189)	728
Fair Value Hedge Total		(189)	3,757,122
Hedge Structure Portion Ineffective [Member]
IfrsStatementLineItems [Line Items]
Government Bonds (LTN, NTN-F)
Trade Finance Off
Fair Value Hedge Total